Warshaw Burstein, LLP	Kyle Taylor
575 Lexington Avenue	Counsel
New York, NY 10022	(212) 984-7797
(212) 984-7700	ktaylor@wbny.com
www.wbny.com

                               November 1, 2021

VIA EDGAR

Securities and Exchange
Commission Division of
Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:

Gary Newberry
Terence O’Brien
Deanna Virginio
Jeffrey Gabor

Re: Nexalin Technology, Inc. Draft Registration Statement on Form S-1 Submitted
September 17, 2021 CIK No. 0001527352

Ladies and Gentlemen:

We are submitting this letter on behalf of Nexalin Technology, Inc. (the “Company” or “Nexalin”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by electronic mail dated October 15, 2021 relating to the Company’s draft Registration Statement on Form S-1 (Registration No. 333-_______) filed with the Commission on September 17, 2021 (the “Registration Statement”). Amendment No. 1 to the Pre-Effective Registration Statement (“Amendment No. 1”) is being filed concurrently herewith. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold italics. In addition to addressing the comments raised by the Staff in its letter, the Company has revised the Registration Statement to update other disclosures.

Securities and Exchange Commission

November 1, 2021

Prospectus Summary

Overview, page 6

1.  We note your disclosure that you provide an FDA-cleared, easy-to-administer treatment that utilizes bioelectronic medical technology to safely and successfully treat various mental health disorders. Please revise to clearly disclose the indications for use from the device clearance. Please also clarify which device version has been cleared.

In response to the Staff’s comment, the Company has revised its disclosure on page 3 of Amendment No. 1.

2.  Please revise to provide the basis for your statements that your proprietary waveform “distinguishes [y]our devices from all comparable neurostimulation technologies currently available,” and that “[t]he stigma of expensive psychotherapy or pharmaceutical medication with side effects and dependency issues will be replaced with clinically proven, safe and cost-effective technology that is undetectable to the patient during treatment.”

In response to the Staff’s comment, the Company has revised its disclosure on page 3 of Amendment No. 1.

3.	We note your disclosure that prior to a regulatory change, your Gen-1 device was also used to treat depression. Please revise to clarify, if true, that your device was subject to a reclassification by the FDA and that in order to receive approval for the treatment of depression, a new pre-market application is required for this indication. With respect to your insomnia and anxiety indications, please also revise to clarify whether you have completed the required special control trials and the new 510(k) filing that you reference on page 14.

In response to the Staff’s comment, the Company has revised its disclosure on pages 12 and 51 of Amendment No. 1.

4.	We note your statements that you develop products “to uniquely and effectively help combat the ongoing global mental health epidemic;” that your waveform is “proven to be highly effective in stimulating a positive response from the mid-brain structures;” that your advanced waveform “is safely administered to the human brain,” that your Gen-2 device “will generate enhanced patient response,” and that you are able to “preserve product safety and integrity” with respect to your Gen-3 device. Although we note your disclosure that the FDA has cleared your Gen-1 device, it is premature for you to suggest that all of your products, including your Gen-2 and Gen-3 devices, will be determined to be safe and effective. Please revise these statements throughout the prospectus to eliminate conclusions or predictions that such devices are safe and effective as determinations of safety and efficacy are solely within the authority of the FDA. You may provide a summary of the data that you used to draw these conclusions, and such discussion is more appropriate in the Business section where full and proper

Securities and Exchange Commission

November 1, 2021

context can be provided.

In response to the Staff’s comment, the Company has revised its disclosure on pages 3, 34, 43, and 46 of Amendment No. 1.

Chinese Market, page 7

5.	Please revise to describe the material steps you must complete in order to form the joint venture. Please also file the joint venture agreement as an exhibit to your registration statement pursuant to Item 601(b)(10). Alternatively, please explain to us why such disclosure is not required. Please also remove statements that treatment clearance by the China National Medical Products Administration (NMPA) for the 15 milliamps power parameters is expected in the next six months, as this statement appears to be speculative.

In response to the Staff’s comment, the Company has revised its disclosure on pages 4, 36, and 48 of Amendment No. 1.

Risks Associated with Our Business, page 7

6.       Please revise to highlight your auditor’s explanatory paragraph regarding your ability to continue as a going concern.

In response to the Staff’s comment, the Company has revised its disclosure on pages 5 and 10 of Amendment No. 1.

Risk Factors

We may require substantial additional funding to meet our financial needs and to pursue our business objectives, page 13

7.	We note your disclosure that you are currently not cash ﬂow positive and do not expect to be cash ﬂow positive until 2023. Please revise to provide the basis for your statements that you expect to be cash ﬂow positive in 2023.

In response to the Staff’s comment, the Company has revised its disclosure on page 10 of Amendment No. 1.

We rely on collaborations with third parties for the development of our products, page 15

8.	We note your disclosure that you rely on collaborations with third parties for the development of your products. Please identify any material strategic collaboration you continue to rely on in this risk factor. In addition, to the extent you have not done so, in your Business section, please describe the material terms of the collaboration agreements you have entered into and also file the agreements as exhibits to your registration statement pursuant to Item 601(b)(10) of Regulation S-K. Alternatively,

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November 1, 2021

please explain to us why such disclosure is not required.

In response to the Staff’s comment, the Company has revised its disclosure on page 13 of Amendment No. 1 and filed such agreements as exhibits.

Risks Related to Doing Business in China, page 19

9.	We note your risk factor disclosure that a material portion of your operations and assets are located in China. However, we also note that your principal executive offices are located in the United States and that the joint venture with Wider has not yet been completed. Please explain to us in greater detail the operations and assets of the Company that are located in China.

In response to the Staff’s comment, the Company has revised its disclosure on page 17 of Amendment No. 1.

“We are an emerging growth company . . . ”, page 29

10.	On the cover page, you have indicated you have elected to use the extended transition period for complying with any new or revised financial accounting standards provided to Section 7(a)(2)(B) of the Securities Act. On page 30, you state you have irrevocably elected not to avail yourselves of this exemption from new or revised accounting standards and, therefore, will be subject to the same new or revised accounting standards as other public companies that are not emerging growth companies. Please revise these conﬂicting statements here and throughout the filing.

In response to the Staff’s comment, the Company has revised its disclosure on page 27 and throughout Amendment No. 1.

Our amended and restated certificate of incorporation will provide that the Court of Chancery of the State of Delaware and the, page 29

11.	We note that your forum selection provision identifies the Court of Chancery of the State of Delaware as the exclusive forum for certain litigation, including any “derivative action,” and the U.S. federal district courts as the exclusive forum for resolving any complaint asserting a cause of action arising under the Securities Act. Please revise to disclose whether this provision applies to actions arising under the Exchange Act. Additionally, please revise your risk factor to disclose that that there is uncertainty as to whether a court would enforce such provision and that there is also a risk that your exclusive forum provision may result in increased costs for investors to bring a claim.

In response to the Staff’s comment, the Company has revised its disclosure on page 26 of Amendment No. 1.

Use of Proceeds, page 33

Securities and Exchange Commission

November 1, 2021

12.	We note your disclosure that you intend to use the net proceeds from the offering to, among other things, fund clinical research, trials and development work for future product candidates and for working capital. Please revise your disclosure to describe how far the proceeds are expected to enable you to progress in the clinical development of your product candidates. With respect to the proceeds used for working capital, please revise to provide more meaningful and specific disclosure of the intended use of proceeds.

In response to the Staff’s comment, the Company has revised its disclosure on page 30 of Amendment No. 1.

Management Discussion and Analysis .. . .Year Ended December 31, 2020 Compared to the Year Ended December 31, 2019, page 38

13.	Your table includes two line items for stock-based compensation expense and for selling, general and administrative expense. Your financial statement classifies these two line items as selling, general and administrative expense and as a loss on impairment of right of use asset, respectively. Please revise your discussion of these expenses to be consistent with the financial statement presentation.

In response to the Staff’s comment, the Company has revised its disclosure on page 37 of Amendment No. 1.

14.	On page 6, you state that you have devoted substantially all your financial resources and efforts to research and development. Please quantify and provide a discussion of your research and development expenses as part of this discussion and disclose the amount of these expenses in your financial statements or the related footnotes or, otherwise, explain to us why such discussion and disclosure is not required. Refer to Item 303(a) of Regulation S-K.

In response to the Staff’s comment, the Company has revised its disclosure on page 37 of Amendment No. 1.

Depression Market, page 45

15.	Please revise to provide the basis for your statement that any decline in the depression medication market will indirectly accelerate the growth of the neurostimulator market and that prior to 2019, your existing Gen-1 medical device had been used to successfully treat depression in the USA.

In response to the Staff’s comment, the Company has revised its disclosure on page 44 of Amendment No. 1.

Substance Use Disorders (Opioid Addiction) Market, page 46

16.	We note your statements that your pilot study “will provide a source of validation” for

Securities and Exchange Commission

November 1, 2021

your treatment approach, that “initial anecdotal research with [y]our products in the addiction treatment model is promising,” that your new advanced waveform allows you to “increase the power of the device exponentially without creating any safety risks,” that “deeper penetration also enhances patient response. . .” and that the new advanced waveform at 15 milliamps “has been proven to be safe and highly effective in the treatment mental illness.” Please revise these and similar statements to eliminate conclusions or predictions that your device is safe and effective as determinations of safety and efficacy are solely within the authority of the FDA.

In response to the Staff’s comment, the Company has revised its disclosure on page 45 of Amendment No. 1.

Marketing and Growth Strategy, page 48

17.	Please revise to clarify, if true, that the Company is currently in Phase 1 and indicate if any of the Phase 1 activities have been completed. We also note that in 2020 and 2019, the Company generated revenues from licensing and treatment fee agreements with customers and from equipment by selling additional individual nodes to customers for use with your device. Please revise to clarify if the Phase 1 pricing has been implemented and clearly describe the material terms of the licensing and treatment fee arrangements with your customers.

In response to the Staff’s comment, the Company has revised its disclosure on page 48 of Amendment No. 1.

Summary of Current Clinical Trials in the United States, page 49

18.	We note your disclosure that the endpoint of the first UCSD study will provide pilot data to validate your benefits in treating opiate addiction and that a primary endpoint of the second UCSD study is validating your treatment for veterans diagnosed with mTBI and PTSD. Please revise to clearly identify the trial endpoints in each study. Please also revise to clarify if the trials are currently still paused.

In response to the Staff’s comment, the Company has revised its disclosure on page 48 of Amendment No. 1.

19.	Please revise your statements that “providing this type of data will accelerate [y]our acceptance and approval in the regulatory and treatment community” to remove any implication that you will be successful in advancing your product candidate in a rapid or accelerated manner as such statements are speculative.

In response to the Staff’s comment, the Company has revised its disclosure on page 48 of Amendment No. 1.

20.	We note your disclosure that the UPenn pilot data demonstrated that 73% of patients that received your treatment had a 50% reduction in depression symptoms in a 5-day treatment window. Please revise to disclose the total number of patients enrolled in

Securities and Exchange Commission

November 1, 2021

the study.

In response to the Staff’s comment, the Company has revised its disclosure on page 49 of Amendment No. 1.

Summary of Current Clinical Trial Strategy for the Joint Venture, page 50

21.	Please revise statements that your device has been shown in multiple trials “to be highly effective in the treatment of depression” and that trial results “would further bolster your FDA approval process demonstrating both safety and efficacy,” to eliminate conclusions or predictions that your product candidates are effective as determinations of efficacy are solely within the authority of the FDA.

In response to the Staff’s comment, the Company has revised its disclosure on page 49 of Amendment No. 1.

Regulatory Strategy, page 52

22.	We note your disclosure that as a result of the pandemic, the deadline for submitting clinical testing data to the FDA was extended. Please revise to disclose the new deadline. Please also revise to clarify whether you are permitted to continue marketing your Gen-1 device for the treatment of anxiety and insomnia before the amended 510(k) application is approved by the FDA.

In response to the Staff’s comment, the Company has revised its disclosure on page 51of Amendment No. 1.

Intellectual Property Matrix, page 53

23.	Please revise to clarify the patent expiration dates and expected expiration dates for pending patent applications.

In response to the Staff’s comment, the Company has revised its disclosure on page 52 of Amendment No. 1.

Narrative to Summary Compensation Table, page 67

24.	Please file the employment agreement with Mark White and David Owens as exhibits to the Registration Statement pursuant to Item 601(b)(10) of Regulation S-K. Alternatively, please explain to us why such disclosure is not required.

In response to the Staff’s comment, the Company has filed such agreements as exhibits to Amendment No. 1.

Issuances of Share Capital, page F-21

Securities and Exchange Commission

November 1, 2021

25.	Please revise your disclosure to provide the information required under Item 701 of Regulation S-K.

In response to the Staff’s comment, the Company has revised its disclosure on page F-21 of Amendment No. 1.

General

26.	Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

The Company advises that there have been no such communications.

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (212) 984-7700.

WARSHAW BURSTEIN, LLP

By:	/s/ Kyle A. Taylor
Kyle A. Taylor, Esq.

cc: Mark White, Nexalin Technology, Inc.